Unaudited Condensed Consolidated Statements of Cash Flows - USD ($)	9 Months Ended		10 Months Ended	12 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Operating activities
Net loss	$ (5,480,000)	$ (46,459,000)		$ (88,424,000)	$ (47,519,000)	$ (178,594,000)
Adjustments to reconcile net loss to net cash used for operating activities:
Depreciation and amortization	2,926,000	2,832,000		3,779,000	3,777,000	3,750,000
Amortization of debt issuance costs and debt discount	3,108,000	5,904,000		7,909,000	10,664,000	15,033,000
Payment on the Scilex Pharma Notes attributed to accreted interest related to the debt discount	(21,190,000)	(11,813,000)		(12,487,000)	(10,866,000)	0
(Gain) loss on debt extinguishment, net	(28,634,000)	12,463,000		12,463,000	0	0
Non-cash operating lease cost	351,000	276,000		372,000	825,000	528,000
Stock-based compensation	4,027,000	4,368,000		5,822,000	5,395,000	4,330,000
Gain on derivative liability	(5,300,000)	(100,000)		300,000	(800,000)	23,300,000
Scilex Pharma Notes principal increase				28,000,000	0	0
Semnur-related IPR&D				0	0	75,301,000
Changes in operating assets and liabilities:
Inventory	1,629,000	186,000		(1,417,000)	2,379,000	(1,116,000)
Accounts receivables, net	(3,206,000)	517,000		(1,142,000)	(598,000)	(12,356,000)
Prepaid expenses and other	(3,478,000)	(1,647,000)		1,479,000	(1,035,000)	(1,307,000)
Long-term deposits	385,000	0		0	2,580,000	(88,000)
Accounts payable	2,967,000	(2,784,000)		(3,836,000)	(4,062,000)	4,271,000
Increase (Decrease) in Employee Related Liabilities	(2,307,000)	360,000		(21,000)	1,247,000	1,131,000
Accrued expenses	12,403,000	(522,000)		409,000	2,051,000	3,689,000
Increase (Decrease) in Other Current Liabilities	(255,000)	(53,000)		(80,000)	(604,000)	(147,000)
Related party payable	21,521,000	13,765,000		18,210,000	5,105,000	1,854,000
Net cash used for operating activities	(20,533,000)	(22,707,000)		(28,664,000)	(31,461,000)	(60,421,000)
Investing activities
Purchase of property, plant, and equipment	(7,000)			0	(25,000)	(584,000)
Acquisition consideration paid in cash for Romeg intangible asset acquisition	(2,060,000)	0
Acquisition of Semnur, net of cash acquired				0	0	(17,040,000)
Net cash used for investing activities	(2,067,000)	0			(25,000)	(17,624,000)
Financing activities
Repayment of principal on the Scilex Pharma Notes	(84,808,000)	(32,376,000)		(33,387,000)	(58,927,000)	(2,334,000)
Repayment on other loans	(18,800,000)	(36,900,000)		(48,832,000)	0	0
Proceeds from other loans	9,857,000	34,799,000		47,832,000	11,007,000	0
Proceeds from stock options exercised	96,000			0	50,000	0
Proceeds from related party payable	51,900,000	45,050,000		47,850,000	18,400,000	0
Proceeds from related party note payable	62,500,000	11,500,000		14,700,000	10,300,000	21,628,000
Repayment of related party note payable				0	0	(3,518,000)
Net cash provided by financing activities	20,745,000	22,073,000		28,163,000	(19,170,000)	15,776,000
Net change in cash and cash equivalents	(1,855,000)	(634,000)		(501,000)	(50,656,000)	(62,269,000)
Cash and cash equivalents at beginning of period	4,338,000	4,839,000		4,839,000	55,495,000	117,764,000
Cash and cash equivalents at end of period	2,483,000	4,205,000	$ 4,839,000	4,338,000	4,839,000	55,495,000
Supplemental disclosures of non-cash investing and financing activities
Deferred consideration for Romeg intangible asset acquisition	3,650,000	0
Non-cash consideration in Semnur acquisition	0	409,000		409,000	0	54,591,000
Other loan forgiveness	0	1,536,000		1,536,000	0	0
Promissory Note issued to Sorrento in exchange for the SP-104 license, net of discount	4,162,000	0
Fair value adjustment to derivative liability in troubled debt restructuring	30,400,000	0
Live Action right-of-use asset in Palo Alto	320,000	0
Semnur acquisition costs incurred but not paid in accounts payable				0	0	601,000
Non-cash distribution to Sorrento				0	9,600,000	5,800,000
Scilex Pharma Notes principal increase				28,000,000	0	0
Reconciliation of cash, cash equivalents and restricted cash within the Company's balance sheet
Cash and cash equivalents	2,483,000		4,839,000	4,338,000	4,839,000	10,295,000
Restricted cash			0	0	0	$ 45,200,000
Vickers Vantage [Member]
Operating activities
Net loss	623,516	(349,248)	(6,276)	783,438
Adjustments to reconcile net loss to net cash used for operating activities:
Formation cost paid through advances from affiliate of Sponsor			5,000
Amortization of debt issuance costs and debt discount	0			16,901
Income earned on investments held in Trust Account	(664,973)	(28,006)		(30,739)
Interest on mandatorily redeemable ordinary shares liability	(192,049)	0
Change in fair value of warrant liability	(2,188,800)	(2,872,800)		(4,377,600)
Loss on initial issuance of private warrants	0	2,599,200		2,599,200
Change in fair value of conversion option liability	(6,892)	0		(11,835)
Amortization of debt discount	16,901	0		1,826
Transaction costs allocated to warrant liabilities	0	30,212		30,212
Changes in operating assets and liabilities:
Prepaid expenses	(126,252)	(116,536)		(4,536)
Accounts payable and accrued expenses	600,588	43,569		208,704
Net cash used for operating activities	(1,937,961)	(693,609)	(1,276)	(801,330)
Investing activities
Investment of cash in Trust Account	(3,041,666)	(139,380,000)		(139,380,000)
Cash withdrawn from Trust Account in connection with redemption	41,824,292	0
Net cash used for investing activities	38,782,626	(139,380,000)		(139,380,000)
Financing activities
Proceeds from other loans	1,535,000	0		500,000
Proceeds from related party payable	0	25,000	25,000	25,000
Proceeds from sale of Units, net of underwriting discounts paid	0	135,600,000		135,600,000
Proceeds from sale of Private Placement Warrants	0	5,130,000		5,130,000
Repayment of advances from related party	0	(55,000)		(55,000)
Proceeds from simple promissory note – related party	2,971,667	0
Repayment of promissory note – related party	0	(125,000)
Proceeds from promissory note – related party			125,000
Repayment of promissory note – related party				(125,000)
Payment of offering costs	0	(416,260)	(118,213)	(416,260)
Redemption of ordinary shares	(41,824,292)	0
Net cash provided by financing activities	(37,317,625)	140,158,740	31,787	140,658,740
Net change in cash and cash equivalents	(472,960)	85,131	30,511	477,410
Cash and cash equivalents at beginning of period	507,921	30,511	0	30,511
Cash and cash equivalents at end of period	34,961	115,642	30,511	507,921	$ 30,511
Supplemental disclosures of non-cash investing and financing activities
Deferred underwriting fee payable	$ 0	$ 5,190,000		5,190,000
Offering costs included in accrued offering costs			25,760
Offering costs paid through promissory note – related party			$ 25,000